CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) $ in Thousands	Oct. 29, 2017 USD ($) $ / shares shares	Oct. 30, 2016 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts (in dollars) | $	$ 4,246	$ 4,045
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized shares	160,000,000	160,000,000
Preferred stock, issued shares	0	0
Common stock, nonvoting
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	0	0
Common Stock
Common stock, par value (in dollars per share) | $ / shares	$ 0.01465	$ 0.01465
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	528,423,605	528,483,868